Cover	Apr. 26, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 26, 2024, Westamerica Bancorporation (the “Company”) filed with the Securities and Exchange Commission a Current Report on Form 8-K (“Original Report”). This form 8-K/A is being filed as an amendment (“Amendment No. 1”) to the Original Report to amend and restate the voting results for Proposal 1 Election of Directors. The Original Report was erroneous due to a premature release of the tabulation report. No other changes have been made to the information set forth in the Original Report. This Amendment No. 1 should be read in conjunction with the Original Report.
Document Period End Date	Apr. 26, 2024
Entity File Number	001-09383
Entity Registrant Name	Westamerica Bancorporation
Entity Central Index Key	0000311094
Entity Tax Identification Number	94-2156203
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	1108 Fifth Avenue
Entity Address, City or Town	San Rafael
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94901
City Area Code	(707)
Local Phone Number	863-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false